SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2026
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The interim unaudited condensed consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States (“US GAAP”).

The unaudited condensed consolidated financial information as of June 30, 2026 and for the six months ended June 30, 2026 and 2025 has been prepared without audit, pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) and pursuant to Regulation S-X. Certain information and footnote disclosures, which are normally included in annual financial statements prepared in accordance with US GAAP, have been omitted pursuant to those rules and regulations. The unaudited interim financial information should be read in conjunction with the audited financial statements and the notes thereto, included in the Form 20-F for the fiscal year ended December 31, 2025, which was filed with the SEC on April 30, 2026.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the year ended December 31, 2025. The results of operations for the six months ended June 30, 2026 and 2025 are not necessarily indicative of the results for the full years.

Accounts receivable, net

Accounts receivable are recorded at the gross billing amount less an allowance for credit losses against any uncollectible accounts due from the advertisers for the acquisition of ad inventory and other advertising services on their behalf. Accounts receivable does not bear interest.

The Company maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “reversal of (provision for) expected credit losses” in the unaudited condensed consolidated statements of operations and comprehensive loss. The Company assesses collectability by reviewing accounts receivable on aging schedules because the accounts receivable were primarily consisted of accounts due from the advertisers for the acquisition of ad inventory and other advertising services on their behalf. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the balances, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Delinquent account balances are written-off against the allowance for expected credit loss after management has determined that the likelihood of collection is not probable.

For the six months ended June 30, 2026, the Company reversed allowance for expected credit losses of $14,845 for accounts receivable. For the six months ended June 30, 2025, the Company provided allowance for expected credit losses of $2,694,737 for accounts receivable.

Media deposits

Media deposits represent performance security deposit upon becoming an authorized agency of the relevant media (platforms where online advertisement is delivered) as a guarantee of performance and obligations and deposit associated with committed advertising spend on behalf of selected advertisers as required by certain media before running their advertising campaigns, which are paid to media pursuant to the terms of the framework agreements and contracts.

In the event that the advertisers or their advertising agencies on behalf of their advertising clients (collectively the “advertisers”) commit to spending a guaranteed minimum amount on a particular media with the Company, the Company enters into a back-to-back framework agreement with the relevant publishers committing the same level of guaranteed minimum spend and securing a preferential rebate policy applicable to the advertising spend of that advertiser. With the committed minimum spend, the Company is entitled to enjoy certain rebates and discounts and usually be required to pay a deposit of up to 10% of the guaranteed minimum spend. If the Company fails to fulfil the committed minimum spend, the Company would not be entitled to the additional rebates and discounts, and any deposit that has been paid may be forfeited or deducted to pay up the additional amount without the benefit of the additional rebates and discounts. The media may deduct damages from performance security deposit if the Company has breached the agency agreement or authorized agency management rules and conditions formulated by media.

As of June 30, 2026 and December 31, 2025, the balances of media deposits were $61,532 and $563,582, respectively.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Advertiser deposits

The advertiser deposits represented deposits made by the advertisers who undertake a minimum total advertising spend as a condition for enjoying rebates and discounts. The Company generally requires these advertisers to place deposits with the Company at a percentage (usually up to 10%) of the committed spend, which usually equals to the amount of deposit payable to the media under the corresponding framework agreement with the media specific to such advertiser (see note 2 – media deposits). If the advertiser fails to reach the committed minimum spend upon expiry or termination of the framework agreement, (i) the advertiser would not be entitled to the rebates and discounts under the preferential pricing policy, if any; or (ii) the advertiser’s deposit may be forfeited or deducted to pay up the additional amount it should pay without the benefits of rebates or discounts.

As of June 30, 2026 and December 31, 2025, the balances of advertiser deposits were $585,526 and $690,781, respectively.

Revenue recognition

The Company recognizes revenues in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”), which establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. In according with ASC 606, revenues are recognized when control of the promised services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services.

The Company identified each distinct service, or each series of distinct services that are substantially the same and that have the same pattern of transfer to the customer, as a performance obligation. Transaction price is allocated among different performance obligations identified in one contract, by using expected cost - plus margin approach, if the standalone selling price of each performance obligation is not observable.

The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year, which need to be recognized as assets.

The Company has advertising agency revenues from search engine marketing (“SEM”, a form of online marketing that involves the promotion of websites by increasing their visibility in search engine results pages and search-related products and services) services and non-SEM services, including deployment of in-feed and mobile app ads on other media and social media marketing services in relation to running advertising campaigns on selected social media accounts. The Company acts as an agent between media or their authorized agencies (collectively “publishers”) and advertisers by helping publishers procure advertisers and facilitate ad deployment on their advertising channels, and purchasing ad inventories and advertising services from publishers for advertisers. The Company places orders with publishers as per request from advertisers. Each order is materialized by a contract and explicitly quotes one agency service to arrange for the advertising service to be provided by a third - party publisher for a period of ad term. The Company provides advice and services on advertising strategies and ad optimization to advertisers to improve the effectiveness of their ads, all of which are highly interrelated and not separately identifiable. The Company’s overall promise represents a combined output that is a single performance obligation; there is no multiple performance obligations.

The Company evaluated its advertising agency contracts and determined that it was not acting as principal in these arrangements with publishers and advertisers since it never takes control of the ad inventories at any time. The Company collects the costs of purchasing ad inventories and advertising services from advertisers on behalf of publishers. The Company generates advertising agency revenues either by charging additional fees to advertisers or receiving rebates and incentives offered by publishers. Accordingly, both advertisers and publishers can be identified as customers, depending on the revenue model applicable to the relevant services.

The Company recognizes revenues on a net basis, which equal to: (i) rebates and incentives offered by publishers, netting the rebates to advertises (if any); and (ii) net fees from advertisers.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue recognition (cont.)

Rebates and incentives offered by publishers

Rebates and incentives offered by publishers are determined based on the contract terms with publishers and their applicable rebate policies, which typically in the form of across-the-board standard-rate rebates, differential standard-rate rebates and progressive-rate rebates. Rebates and incentives offered by publishers are accounted for as variable consideration. The Company accrues and recognizes revenues in the form of rebates and incentives based on its evaluation as to whether the contractually stipulated thresholds of advertising spend are likely to being reached, or other benchmarks or certain prescribed classification are likely to being qualified (e.g. the number of new advertisers secured, growth in actual advertising spend), and to the extent that a significant reversal of cumulative revenue would not occur in future periods. These evaluations are based on the past experience and regularly monitoring of various performance factors set within the rebate policies (e.g. accumulated advertising spend, number of new advertisers). At the end of each subsequent reporting period, the Company re-evaluates the probability of achieving such advertising spend volume and any related constraint, and if necessary, adjusts the estimate of the amount of rebates and incentives. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenues and earnings in the period of adjustment. The rebates and incentives are generally ascertained and settled on a quarterly or annual basis. Historically, adjustments to the estimations for the actual amounts have been immaterial. These rebates and incentives take the form of cash which, when paid, are applied to set off accounts payable with the relevant publishers or settled separately; or can be in the form of ad currency units which will be deposited in the account in the back-end platform of the media and can then be utilized to acquire their ad inventory.

The Company may offer rebates to advertisers on a case - by - case basis, generally with reference to the rebates and incentives offered by publishers, the advertiser’s committed total spend, and the business relationships with such advertiser. The rebates offered by the Company to advertisers are in the form of cash discounts or ad currency units that can be utilized to acquire ad inventory from relevant media, both of which are account for as a deduction of revenues.

Net fees from advertisers

Net fees from advertisers are the difference between the gross billing amount charged to the advertisers and the costs of purchasing ad inventories and advertising services on their behalf.

The publishers do not receive the benefits from the Company’s facilitation services until the publishers deliver advertising services to the advertisers. The Company recognizes advertising agency revenues when it transfers the control of the facilitation service commitments, i.e., when the publishers deliver advertising services to the advertisers. Under the cost per click (“CPC”) and cost per acquisition (“CPA”) pricing model of media, the Company recognizes revenues at the point of time as the publishers deliver advertising services at the point in time. Under the cost per time (“CPT”) pricing model of media, the publishers deliver advertising services over time when the advertising links are displayed over the contract periods, and therefore the Company recognizes revenue on a straight-line basis over the contracted display period. During the six months ended June 30, 2026 and 2025, revenues from the advertising services under CPT pricing model that the Company arranged are immaterial.

The Company records revenues and costs on a net basis and the related accounts receivable and payable amounts on a gross basis.

The gross billing amounts charged to the advertisers are collected either in advance to provision of services or after the services. Accounts receivable represent the gross billing charged to advertisers that the Company has an unconditional right to consideration (including billed and unbilled amount) when the Company has satisfied its performance obligation. Payment terms and conditions of accounts receivables vary by customers, and terms typically include a requirement for payment within a period from three to six months. The Company has determined that all the contracts generally do not include a significant financing component. The Company does not have any contract assets since revenue is recognized when control of the promised services is transferred and the payment from customers is not contingent on a future event. In cases where the gross billing amounts are collected in advance, the amounts are recorded as “advance from advertisers” in the condensed consolidated balance sheets. Advance from advertisers related to unsatisfied performance obligations at the end of the year is recognized as revenue when the Company delivers the services to its advertisers. The fees are non-refundable. In cases where amounts are collected after the services, accounts receivable are recognized upon delivery of ad inventories and advertising services to the advertisers. The gross billing amounts are determinable at the inception of the services.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue recognition (cont.)

Net fees from advertisers (cont.)

The cost of purchasing ad inventories and advertising services is recorded as accounts payable or a deduction against prepayments in cases where prepayments are required by the publishers.

	For the Six Months Ended
	June 30,
	2026	2025
Nature of Revenue:
Rebates and incentives offered by publishers	$64,415	$96,348
Net fees from advertisers	(1,714)	186,691
Total	$62,701	$283,039

Category of Revenue:
SEM services	$18,631	$150,707
Non-SEM services	44,070	132,332
Total	$62,701	$283,039

Segment Reporting

The Company uses the management approach to determine operating segment. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocation of resources and assessing performance. The Company’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income when making decisions about allocating resources and assessing performances of the Company.

The CODM assesses performance and decides how to allocate resources for our one operating segment based on consolidated net income that is reported on the consolidated statements of operations. Further, the Company has also evaluated the significant segment expenses incurred by our single segment and regularly provided to the CODM. The significant segment expenses provided to the CODM are consistent with those reported on the consolidated statements of operations and include cost of sales, selling, general and administrative, and income taxes. The CODM uses these metrics to make key operating decisions such as: approving a new service launch strategy, making significant capital expenditures, approving the design of key commercialization strategies, decisions about key personnel, and approving annual operating and capital budgets. The CODM considers budget-to-actual variances and year over year performance when making decisions supporting capital resource allocation.

Since the Company operates in one reportable segment, all financial information required can be found in the consolidated financial statements.

Foreign currency translation

The reporting currency of the Company is U.S. dollars (“US$” or “$”) and the accompanying unaudited condensed consolidated financial statements have been expressed in US$. The functional currency of the Company’s PRC subsidiaries is the Chinese Yuan (“RMB”). The functional currency of the Company’s other subsidiaries is the US$. The Company’s unaudited condensed consolidated financial statements have been translated into the reporting currency U.S. dollars. Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet. The resulting translation adjustments are reported under other comprehensive income (loss). Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Foreign currency translation (cont.)

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:

	June 30,	December 31,
	2026	2025
Period-end spot rate	6.7851	6.9931

	For the Six Months Ended June 30,
	2026	2025
Average rate	6.8624	7.2526

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of the fair value hierarchy are described below:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments of the Company primarily comprised current assets and current liabilities including cash and cash equivalents, short-term investments, accounts receivable, due from related parties, media deposits, loan receivable, other receivables, accounts payables, advertiser deposits, and other payables.

As of June 30, 2026 and December 31, 2025, the carrying values of other financial instruments approximated to their fair values because of the short-term nature of these instruments.

Share-based compensation

Share-based awards granted are measured at fair value on grant date and share-based compensation expense is recognized (i) immediately at the grant date if no vesting conditions are required, or (ii) using the straight-line attribution method, net of estimated forfeitures, over the requisite service period. The fair values of restricted shares are determined with reference to the fair value of the underlying shares. The value is recognized as an expense over the respective service period, net of estimated forfeitures. Share-based compensation expense, when recognized, is charged to the consolidated income statements with the corresponding entry to additional paid-in capital, liability or noncontrolling interests.

On each measurement date, the Company reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards granted by the Company, including the forfeiture rate, expected life and expected volatility. The Company recognizes the impact of any revisions to the original forfeiture rate assumptions in the consolidated statements of operations, with a corresponding adjustment to equity.

Concentration and credit risk

Substantially all of the Company’s operating activities are transacted into RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions require submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Concentration and credit risk (cont.)

The Company maintains certain bank accounts in the PRC, Hong Kong and Cayman Islands, which are not insured by Federal Deposit Insurance Corporation (“FDIC”) insurance or other insurance. As of June 30, 2026 and December 31, 2025, $666,362 and $1,089,406 of the Company’s cash were on deposit at financial institutions in the PRC, respectively. Each bank account in Mainland China is insured by the government authority with the maximum limit of RMB 500,000 (equivalent to approximately $73,700).

Accounts receivable are typically unsecured and derived from services rendered to advertisers that are located primarily in China, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of advertisers’ creditworthiness and its ongoing monitoring of outstanding balances. The Company has a concentration of its receivables with specific advertisers. As of June 30, 2026, two advertisers accounted for 53.04% and 33.19% of accounts receivable, respectively. As of December 31, 2025, two advertisers accounted for 43.4% and 38.1% of accounts receivable, respectively.

For the six months ended June 30, 2026, two customers accounted for approximately 39.60% and 33.43% of the total revenue, respectively. For the six months ended June 30, 2025, two customers accounted for approximately 40.4% and 26.8% of the total revenue, respectively.

As of June 30, 2026 and December 31, 2025, one and one publisher accounted for 66.65% and 82.3% of the total accounts payable balance, respectively. For the six months ended June 30, 2026, one publisher accounted for approximately 91.96% of the total purchase. For the six months ended June 30, 2025, one publisher accounted for approximately 95.5% of the total purchase.

Recently issued accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. As a result, the Company’s operating results and financial statements may not be comparable to the operating results and financial statements of other companies who have adopted the new or revised accounting standards.

On December 17, 2025, the FASB issued ASU 2025-12, which is to correct, clarify, and otherwise improve U.S. GAAP. ASU 2025-12 includes 33 improvements that span a wide range of topics, including Clarifying diluted earnings per share (EPS) calculation when a loss from continuing operations exists, Clarifying disclosure requirements for lease receivables from sales-type or direct financing leases, Revising the calculation of the reference amount for beneficial interests to prevent double counting credit losses, Clarifying the permissible methods to account for treasury stock retirements, and Clarifying the guidance for transfers of receivables from contracts with customers. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. If an entity adopts the amendments in this Update in an interim period, it must adopt them as of the beginning of the annual reporting period that includes that interim reporting period. An entity may elect to early adopt the amendments on an issue-by-issue basis. For example, an entity may decide to early adopt certain amendments and adopt the remaining amendments at the effective date. An entity should apply the amendments in this Update (except for the amendments to Topic 260, Earnings Per Share, related to Issue 4) using one of the following transition methods: (i) Prospectively to all transactions recognized on or after the date that the entity first applies the amendments, or (ii) Retrospectively to the beginning of the earliest comparative period presented. An entity should adjust the opening balance of retained earnings (or other appropriate components of equity or net assets in the statement of financial position) as of the beginning of the earliest comparative period presented. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

On December 8, 2025, the FASB issued ASU 2025-11, which is intended to improve the navigability of the guidance in ASC 270 and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides “interim financial statements and notes in accordance with GAAP.” The ASU also addresses the form and content of such financial statements, adds lists to ASC 270 of the interim disclosures required by all other Codification topics, and establishes a principle under which an entity must “disclose events since the end of the last annual reporting period that have a material impact on the entity.” For public business entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. For all other entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted for all entities. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Recently issued accounting pronouncements (cont.)

In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarifies that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the unaudited condensed consolidated financial position, statements of loss and cash flows.